CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Details) - Schedule of Contingent Liabilities - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Contingent liabilities
Contingent liabilities	£ 2,553	£ 2,894
Acceptances and endorsements
Contingent liabilities
Contingent liabilities	131	74
Other items serving as direct credit substitutes
Contingent liabilities
Contingent liabilities	317	366
Performance bonds, including letters of credit, and other transaction-related contingencies
Contingent liabilities
Contingent liabilities	2,105	2,454
Other contingent liabilities
Contingent liabilities
Contingent liabilities	£ 2,422	£ 2,820